Supplement dated March 17, 2011 to Prospectus dated January 28, 2011

Effective May 16, 2011, the Prospectus of the Baron Funds® (the "Funds") is modified as follows:

On page 22 of the Prospectus, "of all market capitalizations" in the first sentence under "Principal Investment Strategies of the Fund" is deleted in its entirety.

On page 22 of the Prospectus, the following sentences are inserted after the first sentence under "Principal Investment Strategies of the Fund:" "The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between  $1 billion and  $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the  $1 billion to  $15 billion range for the purpose of the 65% requirement."

This information supplements the Prospectus dated January 28, 2011. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	dei_EntityCentralIndexKey	0000810902
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 17, 2011
Prospectus Date	rr_ProspectusDate	Mar 17, 2011
BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000081090_SupplementTextBlock

Supplement dated March 17, 2011 to Prospectus dated January 28, 2011

Effective May 16, 2011, the Prospectus of the Baron Funds® (the "Funds") is modified as follows:

On page 22 of the Prospectus, "of all market capitalizations" in the first sentence under "Principal Investment Strategies of the Fund" is deleted in its entirety.

On page 22 of the Prospectus, the following sentences are inserted after the first sentence under "Principal Investment Strategies of the Fund:" "The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between  $1 billion and  $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the  $1 billion to  $15 billion range for the purpose of the 65% requirement."

This information supplements the Prospectus dated January 28, 2011. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.